Staff Cost - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2019 yr € / shares	Dec. 31, 2018 yr € / shares	Dec. 31, 2017 yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	€ 97.01	€ 54.43	€ 30.15
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	52.00%	53.00%	54.00%
Risk-free interest rate	(0.77%)	(0.23%)	(0.34%)
Expected life of warrants (years) | yr	5.05	5.05	5.05
Fair value of warrants granted in the year	€ 27,240	€ 17,900	€ 9,650
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	54.00%	57.00%	60.00%
Risk-free interest rate	(0.05%)	0.46%	0.25%
Expected life of warrants (years) | yr	7.10	7.14	7.10
Fair value of warrants granted in the year	€ 55,640	€ 31,810	€ 17,290